Document and Entity Information	Jan. 21, 2022
Cover [Abstract]
Entity Registrant Name	SPORTSMAN'S WAREHOUSE HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001132105
Document Type	8-K
Document Period End Date	Jan. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36401
Entity Tax Identification Number	39-1975614
Entity Address, Address Line One	1475 West 9000 South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84088
City Area Code	(801)
Local Phone Number	566-6681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	SPWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false